Organization and nature of operations - Additional Information (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ¥ / shares
Variable Interest Entity [Line Items]
Number of year's power of attorney retained	10 years	10 years
Percentage of pre-tax operating profit	80.00%	80.00%
Service fees payable | $	$ 239,601		$ 186,683	$ 181,267
Right-of-use assets | $	27		1,954	$ 8,747
Lease liabilities | $	$ 25		$ 1,988
Giganology Shenzhen
Variable Interest Entity [Line Items]
Termination of agreement, notice period	30 days	30 days
Automated extended period of agreement	10 years	10 years
Agreement expiration date	2022	2022
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Additional interest-free loans | ¥		¥ 20
Increase in registered capital | ¥		30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans | ¥		¥ 9
Call Option Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Agreement expiration date	2022	2022
Agreement expiration extended date	2032	2032
Outstanding share, purchase price per share | ¥ / shares					¥ 1
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit	20.00%	20.00%
Exclusive Technology Support and Services Agreement [Member] | Giganology Shenzhen
Variable Interest Entity [Line Items]
Term agreement expiration year	2025	2025
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit	20.00%	20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit	40.00%	40.00%